Deferred Revenue, current and non-current	6 Months Ended
Jun. 30, 2013
Deferred Revenue [Abstract]
Deferred Revenue, current and non-current

6.       Deferred revenue, current and non-current

The amounts presented as current and non-current deferred revenue in the accompanying consolidated balance sheets as of June 30, 2013 and December 31, 2012 reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) deferred revenue resulting from free quantities of lubricants provided to the vessels as a benefit from the suppliers for entering into long term contracts with them. Deferred revenue under (b) above is amortized to Operating expenses according to the terms of the respective contracts. For the six months ended June 30, 2013 and 2012, amortization of the deferred revenue from free lubricants amounted to $50 and $46 respectively.

	June 30, 2013	December 31, 2012
Hires collected in advance	$1,227	$1,157
Deferred revenue from lubricants	328	378
Total	$1,555	$1,535
Less current portion	$(1,334)	$(1,264)
Non-current portion	$221	$271